RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
Sales & other services	226	269	322
Research and development expenses	(282)	(235)	(206)
Other purchases	(53)	(60)	(94)
Accounts receivable	53	54	53
Accounts payable	62	42	63